Borrowings (Details) - Schedule of Long-Term Borrowings (Parentheticals)	Apr. 30, 2024	Apr. 30, 2023
Long-term Borrowings [Member]
Schedule of Long-Term Borrowings [Line Items]
Weighted average	2.95%	2.95%